Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Noncancelable Operating Leases	As of December 31, 2016, future minimum lease payments under these non-cancelable operating agreements are as follows (in millions):

2017	$85
2018	82
2019	66
2020	60
2021	53
Thereafter	266
Total	$612